Dreyfus Government Prime Cash Management
Dreyfus Government Prime Cash Management

December 13, 2013

DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS

- Dreyfus Government Prime Cash Management

Supplement to Prospectuses

dated June 1, 2013

The following changes will take effect as of January 13, 2014

The following replaces the second sentence in "Fund Summary - Dreyfus Government Prime Cash Management - Principal Investment Strategy":

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest.